                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number       811-07843
                                  ----------------------------------------------

                      J.P. Morgan Mutual Fund Select Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      522 Fifth Avenue, New York,                 NY 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   October 31, 2004
                        --------------------------------------------------------

Date of reporting period:  July 31, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                   JPMORGAN FLEMING INTERNATIONAL EQUITY FUND

                  SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                  (UNAUDITED)

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)

SHARES          ISSUER                                                              VALUE
----------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 100.0%
                COMMON STOCKS -- 100.0%
                AUSTRALIA -- 2.3%
    1,198,100   BHP Billiton LTD (f)                                           $    11,024,084
      887,669   News Corp., LTD (f)(l)                                               7,536,308
      540,678   Woodside Petroleum LTD (f)                                           6,790,615
                                                                               ---------------
                                                                                    25,351,007

                BELGIUM -- 1.9%
      734,320   Dexia (f)                                                           12,315,186
      390,090   Fortis * (f)(l)                                                      8,492,941
                                                                               ---------------
                                                                                    20,808,127

                BRAZIL -- 1.1%
      217,447   Cia Vale do Rio Doce, ADR                                           11,720,393

                FINLAND -- 1.0%
      980,656   Nokia OYJ (f)                                                       11,348,670

                FRANCE -- 11.4%
      691,144   AXA (f)                                                             14,206,062
      275,046   BNP Paribas (f)(l)                                                  16,029,768
      363,022   Compagnie de Saint-Gobain (f)(l)                                    17,769,498
      234,372   Dassault Systemes SA (f)                                            10,574,350
      157,564   Imerys SA (f)                                                        9,589,883
      121,000   Lafarge SA (f)                                                      10,375,736
      244,327   Total SA (f)                                                        47,540,477
                                                                               ---------------
                                                                                   126,085,774

                GERMANY -- 5.3%
      139,830   BASF AG (f)                                                          7,449,500
      352,692   Bayerische Motoren Werke AG (f)                                     15,702,250
      560,714   Deutsche Post AG (f)                                                11,308,451
      171,280   Schering AG (f)                                                      9,660,114
      208,001   Siemens AG (f)                                                      14,640,029
                                                                               ---------------
                                                                                    58,760,344

                HONG KONG -- 0.6%
      881,000   Cheung Kong Holdings LTD (f)                                         6,519,919

                IRELAND -- 0.8%
      703,800   Bank of Ireland (f)                                                  9,170,092

                ITALY -- 4.7%
    2,031,779   ENI-Ente Nazionale Idrocarburi SPA (f)                              41,750,196
    5,070,945   Telecom Italia SPA * (f)                                            10,886,943
                                                                               ---------------
                                                                                   52,637,139

                JAPAN -- 21.1%
      409,000   Canon, Inc. (f)                                                     19,934,154
      467,800   Chugai Pharmaceutical Co., LTD (f)                                   7,340,920

      152,600   Credit Saison Co., LTD (f)                                           4,599,795
      419,000   Daikin Industries LTD (f)                                           10,310,455
      152,900   Fanuc LTD (f)                                                        8,772,603
       50,700   Hirose Electric Co., LTD (f)                                         4,916,011
      365,500   Honda Motor Co., LTD (f)                                            17,681,687
      150,200   Hoya Corp. (f)                                                      15,397,442
      377,000   Kao Corp. (f)                                                        9,335,379
      537,000   Matsushita Electric Industrial Co., LTD (f)                          7,170,083
      914,000   Mitsubishi Corp. (f)                                                 8,778,533
        1,560   Mitsubishi Tokyo Financial Group, Inc. (f)                          14,028,413
    1,859,000   Nikko Cordial Corp. (f)                                              8,392,676
       84,200   Nintendo Co., LTD (f)                                                9,357,510
        1,632   Nippon Telegraph & Telephone Corp. (f)                               8,058,000
        1,032   Nippon Unipac Holding (f)(l)                                         5,061,219
      109,800   Nitto Denko Corp. (f)                                                4,576,965
        3,073   NTT DoCoMo, Inc. (f)                                                 5,328,146
           60   ORIX Corp. (f)                                                           6,440
      219,500   Secom Co., LTD (f)                                                   8,846,312
      449,000   Sharp Corp. (f)(l)                                                   6,475,908
      252,900   Shin-Etsu Chemical Co., LTD (f)                                      8,555,756
       71,600   SMC Corp. (f)                                                        7,012,473
    1,438,000   Sumitomo Corp. (f)(l)                                               10,012,714
      125,200   Takeda Chemical Industries LTD (f)                                   5,850,410
      111,910   Takefuji Corp. (f)(l)                                                8,007,621
      339,800   Yamanouchi Pharmaceutical Co., LTD (f)                              11,633,886
                                                                               ---------------
                                                                                   235,441,511

                MEXICO -- 0.6%
      141,300   Fomento Economico Mexicano SA de CV, ADR                             6,208,722

                RUSSIA -- 0.2%
      151,499   YUKOS, ADR                                                           2,211,885

                SOUTH KOREA -- 2.0%
      235,370   POSCO (South Korea), ADR                                             8,539,224
       34,450   Samsung Electronics Co., LTD, GDR, #                                 6,168,949
       17,110   Samsung Electronics Co., LTD, GDR, #                                 3,050,393
      227,030   SK Telecom Co., LTD, ADR                                             4,009,350
                                                                               ---------------
                                                                                    21,767,916

                SPAIN -- 2.3%
      321,986   Altadis SA (f)(l)                                                   10,048,249
      289,403   Banco Popular Espanol (f)(l)                                        15,575,359
                                                                               ---------------
                                                                                    25,623,608

                SWEDEN -- 0.6%
    2,346,000   Telefonaktiebolaget LM Ericsson, B Shares * (f)                      6,265,606

                SWITZERLAND -- 10.6%
      242,100   Adecco SA (f)(l)                                                    11,254,845
      253,260   Holcim LTD (f)                                                      13,238,318
       70,340   Nestle SA (f)                                                       17,910,606
      493,170   Novartis AG (f)                                                     22,047,056
      195,390   Roche Holding AG (f)                                                19,269,437

      341,500   UBS AG (f)                                                          22,853,103
       78,269   Zurich Financial Services AG * (f)                                  11,050,377
                                                                               ---------------
                                                                                   117,623,742

                THE NETHERLANDS -- 5.0%
      699,285   ABN AMRO Holding NV (f)(l)                                          14,641,379
      418,778   ING Groep NV (f)                                                     9,705,406
      527,403   Koninklijke Philips Electronics NV (f)                              12,797,708
      708,130   Reed Elsevier NV (f)(l)                                              9,045,849
      554,680   Wolters Kluwer NV (f)(l)                                             9,312,818
                                                                               ---------------
                                                                                    55,503,160

                UNITED KINGDOM -- 28.5%
    1,222,860   Allied Domecq PLC (f)                                                9,904,523
      818,536   Aviva PLC (f)                                                        8,338,046
    2,169,612   Barclays PLC (f)                                                    18,116,170
    2,523,630   BG Group PLC (f)                                                    15,719,504
    2,238,240   Centrica PLC (f)                                                     9,620,231
    1,125,215   Compass Group PLC (f)                                                6,537,594
      718,462   GKN PLC (f)                                                          3,005,857
    1,547,316   GlaxoSmithKline PLC (f)                                             31,390,184
    2,213,200   HSBC Holdings PLC (Hong Kong Registered Shares) (f)                 32,707,245
      863,245   Intercontinental Hotels Group PLC (f)                                9,177,849
    2,174,430   Kingfisher PLC (f)                                                  11,229,531
    5,088,221   Morrison (WM.) Supermarkets PLC (f)                                 16,720,676
    1,459,786   National Grid Transco PLC (f)                                       11,587,385
      571,450   Reckitt Benckiser PLC (f)                                           15,622,271
      463,420   Royal Bank of Scotland Group PLC (f)                                13,016,968
      633,187   Schroders PLC (Non-Voting Shares) (f)                                6,044,188
      110,000   Schroders PLC (f)                                                    1,137,733
      536,160   Standard Chartered PLC (f)                                           8,864,939
    4,551,903   Tesco PLC (f)                                                       21,054,457
      903,806   The British Land Co., PLC (f)                                       11,551,997
   17,199,085   Vodafone Group PLC (f)                                              37,213,769
    1,186,630   Wolseley PLC (f)                                                    18,467,314
                                                                               ---------------
                                                                                   317,028,431
                ------------------------------------------------------------------------------
                Total Common Stocks
                (Cost $978,756,042)                                              1,110,076,046
                ------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0%
                (COST $978,756,042)                                            $ 1,110,076,046
----------------------------------------------------------------------------------------------

JPMorgan International Equity Fund

SHARES                             COLLATERAL INVESTMENTS                           VALUE
----------------------------------------------------------------------------------------------
                MONEY MARKET FUNDS (c)
   30,329,869   AIM Short Term Investment Co.                                  $    30,329,869
   15,064,833   Barclays Global Investors Fund                                      15,064,833
                                                                               ---------------
                                                                               $    45,394,702
                                                                               ---------------
 PRINCIPAL
AMOUNT (USD)
----------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENT (c)
 $ 47,000,000   Barclays Capital, Inc., 1.04%, due 08/02/04,
                dated 07/30/04, proceeds $47,005,405,
                secured by U.S. Government Agency Securities                   $    47,000,000
                                                                               ---------------
                                                                               $    92,394,702
                                                                               ---------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

INDUSTRY                                  % OF INVESTMENT SECURITIES
--------------------------------------------------------------------
Banking                                                         16.0%
Oil & Gas                                                       10.3
Pharmaceuticals                                                  9.7
Telecommunications                                               7.5
Construction Materials                                           5.5
Electronics/Electrical Equipment                                 5.0
Retailing                                                        4.4
Insurance                                                        3.9
Food/Beverage Products                                           3.7
Distribution                                                     3.4
Financial Services                                               3.3
Automotive                                                       3.3
Consumer Products                                                3.2
Metals/Mining                                                    2.0
Utilities                                                        1.9
Chemicals                                                        1.9
Office/Business Equipment                                        1.8
Real Estate                                                      1.6
Multi-Media                                                      1.5
Manufacturing                                                    1.4
Diversified                                                      1.3
Transportation                                                   1.0
Business Services                                                1.0
Computer Software                                                1.0
Other (less than 1%)                                             4.4
--------------------------------------------------------------------
                                                               100.0%
--------------------------------------------------------------------

 For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows:

                          GROSS               GROSS            NET UNREALIZED
     AGGREGATE          UNREALIZED          UNREALIZED          APPRECIATION
       COST            APPRECIATION        DEPRECIATION        (DEPRECIATION)
 ------------------------------------------------------------------------------
 $     978,756,042   $     159,881,449   $     (28,561,445)   $     131,320,004
 ------------------------------------------------------------------------------

JPMORGAN FUNDS

Abbreviations:

*    - Non-income producing security.
#    - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(c)  - Investment of cash collateral for portfolio securities on loan.
(f) - Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued:

       FUND                                               MARKET VALUE       PERCENTAGE
       --------------------------------------------------------------------------------
       JPMorgan Fleming International Equity Fund       $ 1,068,157,130           96.22%

(l) - Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
ADR  - American Depository Receipt.
GDR  - Global Depository Receipt.

     FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004
     SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                    JPMORGAN TAX AWARE LARGE CAP GROWTH FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

SHARES          ISSUER                                                              VALUE
----------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 98.0%
                COMMON STOCKS -- 98.0%
                ADVERTISING -- 1.1%
           24   Getty Images, Inc. *                                           $         1,322
           29   Lamar Advertising Co. *                                                  1,150
                                                                               ---------------
                                                                                         2,472

                AEROSPACE -- 0.2%
            5   General Dynamics Corp.                                                     445

                BIOTECHNOLOGY -- 2.6%
           23   Amgen, Inc. *                                                            1,320
           31   Biogen Idec, Inc. *                                                      1,854
           38   Genentech, Inc. *                                                        1,830
           18   Invitrogen Corp. *                                                         950
                                                                               ---------------
                                                                                         5,954

                BROADCASTING/CABLE -- 0.6%
           50   EchoStar Communications Corp., Class A *                                 1,397

                BUSINESS SERVICES -- 6.4%
           71   Accenture LTD (Bermuda), Class A *                                       1,751
           58   Affiliated Computer Services, Inc., Class A *                            3,005
           43   Apollo Group, Inc., Class A *                                            3,592
           44   Automatic Data Processing, Inc.                                          1,856
           37   ChoicePoint, Inc. *                                                      1,550
           28   Cintas Corp.                                                             1,187
           71   SunGard Data Systems, Inc. *                                             1,646
                                                                               ---------------
                                                                                        14,587

                CHEMICALS -- 0.6%
           35   Praxair, Inc.                                                            1,381

                COMPUTER NETWORKS -- 4.2%
          396   Cisco Systems, Inc. *                                                    8,260
           60   Juniper Networks, Inc. *                                                 1,378
                                                                               ---------------
                                                                                         9,638

                COMPUTER SOFTWARE -- 5.8%
           14   Adobe Systems, Inc.                                                        574
           12   Intuit, Inc. *                                                             453
          313   Microsoft Corp.                                                          8,917
           59   Oracle Corp. *                                                             619
           71   Red Hat, Inc. *                                                          1,219
           33   SAP AG (Germany), ADR                                                    1,316
                                                                               ---------------
                                                                                        13,098
                COMPUTERS/COMPUTER HARDWARE -- 2.1%

           98   Dell, Inc. *                                                             3,479
          126   EMC Corp. *                                                              1,377
                                                                               ---------------
                                                                                         4,856

                CONSUMER PRODUCTS -- 3.6%
          122   Procter & Gamble Co.                                                     6,372
           48   The Gillette Co.                                                         1,883
                                                                               ---------------
                                                                                         8,255

                CONSUMER SERVICES -- 0.7%
           55   Education Management Corp. *                                             1,518

                DIVERSIFIED -- 2.8%
          106   General Electric Co.                                                     3,538
           89   Tyco International LTD (Bermuda)                                         2,750
                                                                               ---------------
                                                                                         6,288

                ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.2%
           63   PerkinElmer, Inc.                                                        1,113
          127   Symbol Technologies, Inc.                                                1,660
                                                                               ---------------
                                                                                         2,773

                ENTERTAINMENT/LEISURE -- 1.4%
           38   Carnival Corp.                                                           1,748
           41   International Game Technology                                            1,329
                                                                               ---------------
                                                                                         3,077

                FINANCIAL SERVICES -- 5.8%
           10   Chicago Mercantile Exchange                                              1,252
           54   Citigroup, Inc.                                                          2,390
           54   Freddie Mac                                                              3,492
           14   Legg Mason, Inc.                                                         1,131
           38   Morgan Stanley                                                           1,870
           33   State Street Corp.                                                       1,417
          190   The Charles Schwab Corp.                                                 1,668
                                                                               ---------------
                                                                                        13,220

                FOOD/BEVERAGE PRODUCTS -- 5.0%
           17   Anheuser-Busch Companies, Inc.                                             867
           49   PepsiCo, Inc.                                                            2,455
           70   Sysco Corp.                                                              2,408
          129   The Coca-Cola Co.                                                        5,649
                                                                               ---------------
                                                                                        11,379

                HEALTH CARE/HEALTH CARE SERVICES -- 6.2%
           33   Anthem, Inc. *                                                           2,754
           53   Baxter International, Inc.                                               1,582
           61   Boston Scientific Corp. *                                                2,319
           21   Cardinal Health, Inc.                                                      926
           63   Guidant Corp.                                                            3,490
           59   Laboratory Corp. of America Holdings *                                   2,299
           11   Zimmer Holdings, Inc. *                                                    801
                                                                               ---------------
                                                                                        14,171

                INSURANCE -- 2.9%
           19   AMBAC Financial Group, Inc.                                              1,344
           60   American International Group, Inc.                                       4,254
           30   Willis Group Holdings LTD (United Kingdom)                               1,054

                                                                               ---------------
                                                                                         6,652
                INTERNET SERVICES/SOFTWARE -- 2.2%
           26   eBay, Inc. *                                                             2,021
           97   Yahoo!, Inc. *                                                           2,978
                                                                               ---------------
                                                                                         4,999

                MULTI-MEDIA -- 1.7%
          243   Liberty Media Corp., Class A *                                           2,062
           53   Viacom, Inc., Class B                                                    1,763
                                                                               ---------------
                                                                                         3,825

                OFFICE/BUSINESS EQUIPMENT -- 0.5%
           80   Xerox Corp. *                                                            1,107

                OIL & GAS -- 2.2%
           23   Anadarko Petroleum Corp.                                                 1,387
           23   Schlumberger LTD                                                         1,505
           35   Smith International, Inc. *                                              2,058
                                                                               ---------------
                                                                                         4,950

                PHARMACEUTICALS -- 13.0%
           14   Abbott Laboratories                                                        559
           52   Eli Lilly & Co.                                                          3,339
           42   Forest Laboratories, Inc. *                                              2,127
            9   ImClone Systems, Inc. *                                                    554
          146   Johnson & Johnson                                                        8,086
           57   Merck & Co., Inc.                                                        2,589
           18   OSI Pharmaceuticals, Inc. *                                              1,100
          304   Pfizer, Inc.                                                             9,715
           36   Sepracor, Inc. *                                                         1,632
                                                                               ---------------
                                                                                        29,701

                RESTAURANTS/FOOD SERVICES -- 0.5%
           26   P.F. Chang's China Bistro, Inc. *                                        1,146

                RETAILING -- 11.4%
           46   CDW Corp.                                                                2,958
           25   CVS Corp.                                                                1,043
          159   Home Depot, Inc.                                                         5,360
           54   IAC/InterActiveCorp *                                                    1,482
           74   MSC Industrial Direct Co., Class A                                       2,310
           76   Staples, Inc.                                                            2,201
           78   Target Corp.                                                             3,388
           75   The Gap, Inc.                                                            1,705
          101   Wal-Mart Stores, Inc.                                                    5,349
                                                                               ---------------
                                                                                        25,796

                SEMI-CONDUCTORS -- 7.1%
          123   Altera Corp. *                                                           2,561
           62   Analog Devices, Inc.                                                     2,473
          178   Applied Materials, Inc. *                                                3,027
          253   Intel Corp.                                                              6,157
           46   Linear Technology Corp.                                                  1,806
                                                                               ---------------
                                                                                        16,024

                SHIPPING/TRANSPORTATION -- 1.1%

           33   United Parcel Service, Inc., Class B                                     2,389

                STEEL -- 0.5%
           28   United States Steel Corp.                                                1,076

                TELECOMMUNICATIONS -- 1.8%
          162   Crown Castle International Corp. *                                       2,286
           84   Nextel Communications, Inc., Class A *                                   1,905
                                                                               ---------------
                                                                                         4,191

                TELECOMMUNICATIONS EQUIPMENT -- 2.8%
          133   Corning, Inc. *                                                          1,645
          155   Motorola, Inc.                                                           2,472
           33   QUALCOMM, Inc.                                                           2,273
                                                                               ---------------
                                                                                         6,390

                ------------------------------------------------------------------------------
                Total Common Stocks
                (Cost $212,384)                                                        222,755

----------------------------------------------------------------------------------------------
                SHORT - TERM INVESTMENTS - 2.0%
----------------------------------------------------------------------------------------------

                MONEY MARKET FUND -- 2.0%
        4,480   JPMorgan Prime Money Market Fund (a)                                     4,480
                (Cost $4,480)

----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0%
                (COST $216,864)                                                $       227,235
----------------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows (amounts in thousands):

                          GROSS               GROSS            NET UNREALIZED
     AGGREGATE          UNREALIZED          UNREALIZED          APPRECIATION
       COST            APPRECIATION        DEPRECIATION        (DEPRECIATION)
-------------------------------------------------------------------------------
$         216,864    $          22,498   $         (12,127)   $          10,371
-------------------------------------------------------------------------------

Abbreviations:

*    - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
ADR  - American Depository Receipt.

     FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                     JPMORGAN TAX AWARE LARGE CAP VALUE FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

JPMORGAN TAX AWARE LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

SHARES          ISSUER                                                              VALUE
----------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 97.7%
                COMMON STOCKS -- 97.7%
                AEROSPACE -- 2.0%
          285   Raytheon Co.                                                   $         9,555
                APPAREL -- 1.7%
          213   Jones Apparel Group, Inc.                                                7,967
                AUTOMOTIVE -- 1.9%
          159   Johnson Controls, Inc.                                                   8,976
                BANKING -- 8.8%
          174   Bank of America Corp.                                                   14,825
          189   North Fork Bancorporation, Inc.                                          7,365
          225   The Bank of New York Co., Inc.                                           6,461
          222   U.S. Bancorp                                                             6,283
          120   Wells Fargo & Co.                                                        6,901
                                                                               ---------------
                                                                                        41,835

                BUSINESS SERVICES -- 2.2%
          417   Accenture LTD (Bermuda), Class A *                                      10,273
                CHEMICALS -- 2.4%
          293   Praxair, Inc.                                                           11,543
                COMPUTERS/COMPUTER HARDWARE -- 1.0%
          237   Hewlett-Packard Co.                                                      4,778
                CONSTRUCTION MATERIALS -- 2.5%
          248   American Standard Companies, Inc. *                                      9,393
           56   Lafarge North America, Inc.                                              2,329
                                                                               ---------------
                                                                                        11,722

                CONSUMER PRODUCTS -- 1.7%
          171   Altria Group, Inc.                                                       8,117
                DIVERSIFIED -- 6.9%
          632   General Electric Co.                                                    20,998
          384   Tyco International LTD (Bermuda)                                        11,901
                                                                               ---------------
                                                                                        32,899

                FINANCIAL SERVICES -- 13.3%
          251   CIT Group, Inc.                                                          8,728
          502   Citigroup, Inc.                                                         22,114
           67   Fannie Mae                                                               4,761
           80   Freddie Mac                                                              5,145

          124   Goldman Sachs Group, Inc.                                               10,900
          140   Merrill Lynch & Co., Inc.                                                6,941
          114   Washington Mutual, Inc.                                                  4,427
                                                                               ---------------
                                                                                        63,016

                FOOD/BEVERAGE PRODUCTS -- 1.4%
          213   Kraft Foods, Inc., Class A                                               6,504

                HEALTH CARE/HEALTH CARE SERVICES -- 1.0%
           64   Boston Scientific Corp. *                                                2,449
           62   HCA, Inc.                                                                2,392
                                                                               ---------------
                                                                                         4,841

                INSURANCE -- 7.8%
          144   AMBAC Financial Group, Inc.                                             10,226
           27   MBIA, Inc.                                                               1,463
          217   RenaissanceRe Holdings LTD (Bermuda)                                    11,506
          129   Torchmark Corp.                                                          6,760
          207   Willis Group Holdings LTD (United Kingdom)                               7,186
                                                                               ---------------
                                                                                        37,141

                MANUFACTURING -- 2.2%
          155   Honeywell International, Inc.                                            5,829
          180   Timken Co.                                                               4,459
                                                                               ---------------
                                                                                        10,288

                METALS/MINING -- 2.1%
          312   Alcoa, Inc.                                                             10,006

                MULTI-MEDIA -- 4.3%
          163   Comcast Corp., Special Class A *                                         4,366
          121   Gannett Co., Inc.                                                       10,043
          174   Viacom, Inc., Class B                                                    5,831
                                                                               ---------------
                                                                                        20,240

                OIL & GAS -- 13.4%
          131   Baker Hughes, Inc.                                                       5,259
           95   ChevronTexaco Corp.                                                      9,124
          218   ConocoPhillips                                                          17,180
           50   Cooper Cameron Corp. *                                                   2,544
           73   Devon Energy Corp.                                                       5,073
          394   Exxon Mobil Corp.                                                       18,251
          225   GlobalSantaFe Corp.                                                      6,176
                                                                               ---------------
                                                                                        63,607

                PACKAGING -- 1.6%
          399   Smurfit-Stone Container Corp. *                                          7,416

                PHARMACEUTICALS -- 2.5%
          133   Johnson & Johnson                                                        7,351
          131   Wyeth                                                                    4,644
                                                                               ---------------
                                                                                        11,995
                REAL ESTATE INVESTMENT TRUST -- 1.0%
          165   Archstone-Smith Trust                                                    4,856

                RESTAURANTS/FOOD SERVICES -- 1.7%

          286   McDonald's Corp.                                                         7,862

                RETAILING -- 5.0%
           61   AutoZone, Inc. *                                                         4,671
          149   CVS Corp.                                                                6,251
          267   Safeway, Inc. *                                                          5,637
          313   The TJX Companies, Inc.                                                  7,337
                                                                               ---------------
                                                                                        23,896

                TELECOMMUNICATIONS -- 4.5%
          297   SBC Communications, Inc.                                                 7,523
          353   Verizon Communications, Inc.                                            13,587
                                                                               ---------------
                                                                                        21,110

                TEXTILES -- 1.0%
           65   Mohawk Industries, Inc. *                                                4,780

                UTILITIES -- 3.8%
           82   Entergy Corp.                                                            4,698
           71   FPL Group, Inc.                                                          4,801
          186   PPL Corp.                                                                8,611
                                                                               ---------------
                                                                                        18,110

                ------------------------------------------------------------------------------
                Total Common Stocks
                (Cost $430,966)                                                        463,333

----------------------------------------------------------------------------------------------
             SHORT - TERM INVESTMENTS - 2.3%
----------------------------------------------------------------------------------------------

                MONEY MARKET FUND -- 2.3%
       10,855   JPMorgan Prime Money Market Fund (a)
                (Cost $10,855)                                                          10,855

----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0%
                (COST $441,821)                                                $       474,188
----------------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows (amounts in thousands):

                          GROSS               GROSS            NET UNREALIZED
     AGGREGATE          UNREALIZED          UNREALIZED          APPRECIATION
       COST            APPRECIATION        DEPRECIATION        (DEPRECIATION)
-------------------------------------------------------------------------------
 $         441,821   $          48,537   $         (16,170)   $          32,367
-------------------------------------------------------------------------------

Abbreviations:

*    - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
ADR  - American Depository Receipt.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               J.P. Morgan Mutual Fund Select Group
            ------------------------------------------------------

By (Signature and Title)   /s/ Stephanie J. Dorsey
                        -------------------------------------
                           Stephanie J. Dorsey, Treasurer

Date   September 24, 2004
    --------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Stephanie J. Dorsey
                        -------------------------------------
                           Stephanie J. Dorsey, Treasurer

Date   September 24, 2004
    --------------------------------------------

By (Signature and Title)   /s/ George C.W. Gatch
                        -------------------------------------
                           George C.W. Gatch, President


Date   September 29, 2004
    --------------------------------------------